THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay Income Builder Fund
MainStay Cash Reserves Fund	MainStay Indexed Bond Fund
MainStay Convertible Fund	MainStay Intermediate Term Bond Fund
MainStay Diversified Income Fund	MainStay Money Market Fund
MainStay Floating Rate Fund	MainStay Principal Preservation Fund
MainStay Global High Income Fund	MainStay Short Term Bond Fund
MainStay Government Fund	MainStay Tax Free Bond Fund
MainStay High Yield Corporate Bond Fund

Supplement dated December 22, 2010 (“Supplement”) to the
Prospectus for MainStay Income and Blended Funds, dated February 26, 2010, as supplemented (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Balanced Fund, MainStay Cash Reserves Fund, MainStay Convertible Fund, MainStay Diversified Income Fund, MainStay Floating Rate Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay Income Builder Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund, MainStay Money Market Fund, MainStay Principal Preservation Fund, MainStay Short Term Bond Fund and MainStay Tax Free Bond Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

Effective January 1, 2011, the following changes to the Prospectus are hereby made:

1.           The first paragraph under the section “The Reinvestment Privilege May Help You Avoid Sales Charges” on page 110 of the Prospectus is hereby deleted and replaced with the following:

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven't been reinvested once already; (2) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting in the same account and class of shares.

2.           The third paragraph under the section “Excessive Purchases and Redemptions or Exchanges” on page 114 of the Prospectus is hereby deleted and replaced with the following:

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a Fund will place a "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 30-day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the Funds' objective of avoiding disruption due to market timing.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Common Stock Fund	MainStay Large Cap Growth Fund
MainStay Epoch U.S. All Cap Fund	MainStay MAP Fund
MainStay Growth Equity Fund	MainStay S&P 500 Index Fund
MainStay International Equity Fund	MainStay U.S. Small Cap Fund

Supplement dated December 22, 2010 (“Supplement”) to the
Prospectus for MainStay Equity Funds, dated February 26, 2010, as supplemented (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Common Stock Fund, MainStay Epoch U.S. All Cap Fund, MainStay Growth Equity Fund, MainStay International Equity Fund, MainStay Large Cap Growth Fund, MainStay MAP Fund, MainStay S&P 500 Index Fund and MainStay U.S. Small Cap Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

Effective January 1, 2011, the following changes to the Prospectus are hereby made:

1.	The first paragraph under the section “The Reinvestment Privilege May Help You Avoid Sales Charges” on page 69 of the Prospectus is hereby deleted and replaced with the following:

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven't been reinvested once already; (2) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting in the same account and class of shares.

2.	The third paragraph under the section “Excessive Purchases and Redemptions or Exchanges” on page 73 of the Prospectus is hereby deleted and replaced with the following:

The Funds, through MainStay Investments and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a Fund will place a "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 30-day period in that Fund. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the Funds' objective of avoiding disruption due to market timing.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Equity Index Fund

Supplement dated December 22, 2010 (“Supplement”) to the
Prospectus for MainStay Equity Index Fund, dated February 26, 2010 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Equity Index Fund (the “Fund”).  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Effective January 1, 2011, the fourth paragraph under the section “Excessive Purchases and Redemptions or Exchanges” beginning on page 19 of the Prospectus is hereby deleted and replaced with the following:

The Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, the Fund will place a "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 30-day period in the Fund. The Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the Fund’s procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the Fund’s Chief Compliance Officer that such investment programs and strategies are consistent with the Fund’s objective of avoiding disruption due to market timing.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.